Reclamation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Reclamation expense (recovery)	$ 34,378	$ (94,021)
Other operating expenses	$ (29,578)	$ (16,661)
Minimum | Provision For Decommissioning Restoration And Rehabilitation Costs, Operating Sites
Statement Line Items [Line Items]
Discount rate used in reclamation provisions	3.09%	3.30%
Minimum | Provision For Decommissioning Restoration And Rehabilitation Costs, Non-Operating Sites
Statement Line Items [Line Items]
Discount rate used in reclamation provisions	3.02%	3.29%
Maximum | Provision For Decommissioning Restoration And Rehabilitation Costs, Operating Sites
Statement Line Items [Line Items]
Discount rate used in reclamation provisions	3.88%	3.98%
Maximum | Provision For Decommissioning Restoration And Rehabilitation Costs, Non-Operating Sites
Statement Line Items [Line Items]
Discount rate used in reclamation provisions	4.03%	3.97%
Contingent liability for decommissioning, restoration and rehabilitation costs
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	$ 259,200	$ 196,700